Restructuring and Employee Severance (Activity Related to Restructuring and Employee Severance Costs) (Details) (USD $) In Millions	12 Months Ended
	Jun. 30, 2011		Jun. 30, 2010		Jun. 30, 2009
Total restructuring and employee severance	$ 15.5		$ 90.7		$ 104.7
Employee-related Costs [Member]
Total restructuring and employee severance	6.9	[1]	32.9	[1]	33.8	[1]
Facility Exit and Other Costs [Member]
Total restructuring and employee severance	8.6	[2]	57.8	[2]	70.9	[2]
Spin-Off [Member]
Total restructuring and employee severance	6.7	[3]	64.5	[3]	73.8	[3]
Costs related to the retirement of Cardinal's former CEO	18.6
Segment Realignment [Member]
Total restructuring and employee severance	$ 0	[4]	$ 2.0	[4]	$ 15.7	[4]

[1]	Employee-related costs primarily consist of one-time termination benefits provided to employees who have been involuntarily terminated and duplicate payroll costs during transition periods.
[2]	Facility exit and other costs consist of accelerated depreciation, equipment relocation costs, project consulting fees, and costs associated with restructuring our delivery of information technology infrastructure services.
[3]	We incurred restructuring expenses related to the Spin-Off consisting of employee-related costs, share-based compensation, costs to evaluate and execute the transaction, costs to separate certain functions and information technology systems, and other one-time transaction related costs. See Note 17 for further information regarding share-based compensation incurred in connection with the Spin-Off. Also included within these costs is $18.6 million of costs related to the retirement of our former Chairman and Chief Executive Officer upon completion of the Spin-Off.
[4]	During fiscal 2009, we consolidated our businesses into two primary operating and reportable segments to reduce costs and align resources with the needs of each segment. In connection with the Spin-Off, these reportable segments were reorganized. Refer to Note 16 for additional information regarding our current reportable segments.